Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
Note K - Income Taxes
The provision for income taxes consists of the following components:

	2024	2023
Current tax expense	$3,557	$3,312
Deferred tax (benefit) expense	(1,180)	(745)
Total income tax expense	$2,377	$2,567

The source of deferred tax assets and deferred tax liabilities at December 31:

	2024	2023
Items giving rise to deferred tax assets:
Other reserves	$130	$152
Allowance for credit losses	2,240	1,916
Unrealized loss on securities available for sale	2,966	3,233
Deferred compensation	2,295	2,176
Deferred loan fees/costs	172	169
Accrued bonus	325	249
Purchase accounting adjustments	62	11
Net operating loss	32	49
Lease liability	293	332
Nonaccrual interest income	109	113
Other	58	43
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(79)	(88)
FHLB stock dividends	(434)	(442)
Prepaid expenses	(33)	(35)
Depreciation and amortization	(344)	(841)
Right-of-use asset	(293)	(332)
Other	(281)	(399)
Net deferred tax asset	$7,218	$6,306

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At December 31, 2024, the Company’s deferred tax asset related to Section 382 net operating loss carryforwards was $152, which will expire in 2026.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2024	2023
Statutory tax (21%)	$2,809	$3,192
Effect of nontaxable interest, net	(422)	(468)
Effect of nontaxable insurance premiums	—	(205)
Income from bank owned life insurance, net	(186)	(136)
Effect of state income tax, net of federal benefit	119	170
Tax credits	(31)	(25)
Other	88	39
Total income taxes (1)	$2,377	$2,567

(1) Effective income tax rate was 17.8% for 2024 and 16.9% for 2023

At December 31, 2024 and December 31, 2023, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. The Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax. The Company is no longer subject to federal or state examination for years prior to 2021.